Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,825.04
Total Fee Amount	2,825.04
Total Transaction Valuation	20,456,457.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A